STATEMENT OF CASH FLOWS	8 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,521,839)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(531,361)
Unrealized gain on marketable securities held in Trust Account	(4,645)
Changes in operating assets and liabilities:
Prepaid expenses	(937,786)
Accrued expenses	1,446,951
Income taxes payable	81,422
Net cash used in operating activities	(2,467,258)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(2,070,000,000)
Cash withdrawn from Trust Account to pay taxes	450,000
Net cash used in investing activities	(2,069,550,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	2,033,596,400
Proceeds from sale of Private Placement Warrants	42,850,000
Proceeds from promissory note - related party	550,000
Repayment of promissory note - related party	(550,000)
Payment of offering costs	(861,285)
Net cash provided by financing activities	2,075,610,115
Net Change in Cash	3,592,857
Cash - End of period	3,592,857
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	1,998,159,110
Change in value of Class A common stock subject to possible redemption	(2,520,840)
Deferred underwriting fee payable	$ 72,450,000